Summary of Significant Accounting Policies - Schedule of Reconciliation Net Loss Per Ordinary Share Basic and Diluted (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Accounting Policies [Abstract]
Net income (loss)	$ 13,367,096	$ (220,351)	$ (593,556)	$ (71,774,579)
Undistributed earnings allocated to participating securities	(257,544)	0
Net income (loss)—basic	13,109,552	(220,351)
Change in fair value of Simple Agreements for Future Equity	(13,419,233)	55,961	$ 396,404	$ 39,321,489
Undistributed earnings allocated to participating securities	(241,038)	0
Net loss—diluted	$ (293,175)	$ (220,351)
Denominator for basic net income (loss) per share—common shares outstanding	921,519	900,213	317,047	914,000
Effect of dilutive securities:
Expected shares from SAFEs	64,344	0
Denominator for diluted net loss per share—common shares outstanding	985,863	900,213	317,047	914,000
Net income (loss) per share—basic	$ 14.23	$ (0.24)	$ (1.87)	$ (78.53)
Net loss per share—diluted	$ (0.3)	$ (0.24)	$ (1.87)	$ (78.53)